NET REVENUE FROM SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 51,980,417	R$ 51,034,214	R$ 54,814,961
Sales returns, discounts and rebates	(673,746)	(371,189)	(272,842)
Taxes on sales	(5,868,721)	(6,300,905)	(6,630,080)
Deductions	(6,542,467)	(6,672,094)	(6,902,922)
Net revenue	45,437,950	44,362,120	47,912,039
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	28,383,814	30,343,033	29,724,648
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 23,596,603	R$ 20,691,181	R$ 25,090,313